Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ActivePassive Core Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Core Bond ETF
Class Name	ActivePassive Core Bond ETF
Trading Symbol	APCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	http://www.activepassive.com/apcb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF underperformed the Bloomberg U.S. Aggregate Bond Index (the “Index”)  by 9 basis points during the trailing 1-year period ended August 31, 2026, with a return of 1.80% compared with 1.89% for the Index.   The treasury curve rose and flattened with treasury yields at the short end of the curve moving up over 70 basis points, while long term yields rose a more modest 30 basis points. The war in Iran has kept pressure on inflation. This has forced the Federal Reserve to reassess its stance and future rate increases are expected to combat the inflationary pressures. The primary detractors for the Fund during the period were the weak relative performance in the international bond-US dollar-hedged exposure, passive sleeve, and treasury debt exposure.   The primary contributors during the period were the strong relative performance from the active sub-advisor sleeves, mortgage-backed securities exposure, and corporate bond exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	1.80	2.99
Bloomberg US Aggregate Bond Index	1.89	3.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.activepassive.com/apcb for more recent performance information.
Net Assets	$ 1,005,890,618
Holdings Count | $ / shares	1,890
Advisory Fees Paid, Amount	$ 3,229,034
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,005,890,618
Number of Holdings	1,890
Net Advisory Fee	$3,229,034
Portfolio Turnover	43%
Effective Duration	5.65 years
Weighted Average Maturity	8.10 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Note/Bond	28.5%
iShares MBS ETF	12.1%
Vanguard Total International Bond ETF	9.8%
Federal National Mortgage Association	4.4%
iShares Core U.S. Aggregate Bond ETF	4.2%
Federal Home Loan Mortgage Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	1.1%
Mount Vernon Liquid Assets Portfolio, LLC	1.0%
First American Government Obligations Fund	0.9%
Goldman Sachs Group, Inc.	0.5%

Top Sectors	(%)
Government	32.2%
Mortgage Securities	11.6%
Financials **	7.9%
Asset Backed Securities	4.0%
Utilities **	2.4%
Energy **	2.3%
Health Care **	1.8%
Industrials **	1.8%
Consumer Staples **	1.8%
Cash & Other	34.2%

Credit Breakdown	(%) *
AAA	4.3%
AA	55.9%
A	10.6%
BBB	15.7%
BB	1.6%
B	0.8%
NR	11.1%
[1],[2]
Updated Prospectus Web Address	http://www.activepassive.com/apcb
ActivePassive Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Intermediate Municipal Bond ETF
Class Name	ActivePassive Intermediate Municipal Bond ETF
Trading Symbol	APMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	http://www.activepassive.com/apmu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index (the “Index”) by 44 basis points during the trailing 1-year period ended August 31, 2026, with a return of 1.88% compared with 2.32% for the Index. Yields in the municipal markets did follow the taxable markets by flattening over the past year but did not see the same magnitude of movement. While short-term rates did rise slightly, the long-term yields held steady. Long duration municipal bonds outperformed due to the flattening yield curve. The primary detractors for the Fund during the period were the weak relative performance in the passive sleeve and weak relative performance from the active sub-advisor sleeve. The primary contributors during the period were the exposure to intermediate, longer duration bonds, and lower-quality bonds generally outperforming higher-quality bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	1.88	2.07
Bloomberg Municipal Bond Index	4.12	2.76
Bloomberg Muni 1-10 Year Blend Total Return Index	2.32	2.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.activepassive.com/apmu for more recent performance information.
Net Assets	$ 246,489,332
Holdings Count | $ / shares	1,253
Advisory Fees Paid, Amount	$ 758,375
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$246,489,332
Number of Holdings	1,253
Net Advisory Fee	$758,375
Portfolio Turnover	18%
Effective Duration	4.06 years
Weighted Average Maturity	5.50 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
iShares National Muni Bond ETF	3.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.2%
New Jersey Transportation Trust Fund Authority	3.1%
State of Illinois	2.8%
Commonwealth of Pennsylvania	2.1%
California Community Choice Financing Authority	2.0%
New York State Dormitory Authority	1.7%
Black Belt Energy Gas District	1.5%
State of California	1.4%

Top Sectors	(%)
US Municipal	94.3%
Cash & Other	5.7%

Credit Breakdown	(%)*
AAA	14.8%
AA	38.5%
A	24.9%
BBB	3.3%
BB	0.3%
NR	18.2%
[3]
Updated Prospectus Web Address	http://www.activepassive.com/apmu
ActivePassive International Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive International Equity ETF
Class Name	ActivePassive International Equity ETF
Trading Symbol	APIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	http://www.activepassive.com/apie
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF underperformed the S&P Classic ADR Composite Index (USD) NTR (the “Index”) by 149 basis points during the trailing 1-year period ended August 31, 2026, with a return of 19.90% compared with 21.39% for the Index. International markets mostly outpaced their US counterparts over the past year, holding up better in the March pullback, and outperforming during much of the 2026 rally. Overall, emerging market countries were mostly ahead of developed markets, with AI-driven strength in Korea and Taiwan outpacing the European Union and Japan. The primary detractors for the Fund during the period were the foreign large growth sleeve, the quality factor within the V+M+Q (value, momentum, and quality style factors) international developed sleeve, and stock selection within South Korea, Taiwan, and China.   The primary contributors during the period were the emerging markets equity exposure, the value factor within the V+M+Q international developed sleeve, and stock selection within Switzerland, Japan, and Germany.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	Recruit Holdings Co Ltd ADR
↑	ASML Holding NV ADR
↑	United Microelectronics Corp ADR
↑	Lenovo Group Ltd ADR

Top Detractors
↓	Alibaba Group Holding Ltd ADR
↓	Tencent Holdings Ltd ADR
↓	AstraZeneca PLC
↓	Alstom SA ADR
↓	HDFC Bank Ltd ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	19.90	17.18
S&P Global BMI TR	22.49	20.60
S&P Classic ADR Composite Index (USD) NTR	21.39	17.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.activepassive.com/apie for more recent performance information.
Net Assets	$ 1,157,930,991
Holdings Count | $ / shares	550
Advisory Fees Paid, Amount	$ 4,512,213
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,157,930,991
Number of Holdings	550
Net Advisory Fee	$4,512,213
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	2.5%
ASML Holding NV	1.7%
Alibaba Group Holding Ltd.	1.5%
SAP SE	1.3%
Roche Holding AG	1.1%
AstraZeneca PLC	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	1.0%

Top Sectors	(%) *
Information Technology	20.7%
Financials	20.5%
Industrials	14.8%
Consumer Discretionary	10.2%
Health Care	9.0%
Communication Services	6.6%
Consumer Staples	6.3%
Materials	5.3%
Energy	2.7%
Cash & Other	3.9%
[4]
Updated Prospectus Web Address	http://www.activepassive.com/apie
ActivePassive U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive U.S. Equity ETF
Class Name	ActivePassive U.S. Equity ETF
Trading Symbol	APUE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	http://www.activepassive.com/apue
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive US Equity ETF outperformed the CRSP US Total Market Total Return Index (the “Index”) by 73 basis points during the trailing 1-year period ended August 31, 2026, with a return of 20.98% compared with 20.25% for the Index. Following a pullback in equities in March, due to war breaking out in Iran, the closing of the Strait of  Hormuz, and a surge in energy prices, the US market rebounded sharply behind stronger than expected corporate earnings, widespread AI capital investments, and a resilient consumer. While the US economy continues to grow, economic data including labor trends has shown some signs of weakness. Inflation, which had mostly retreated, moved higher once again and remains above the Federal Reserve’s target, driving the potential for more restrictive central bank policy ahead. Within the US markets, small-cap stocks outpaced large-cap stocks while value investing outperformed growth investing. The primary detractors for the Fund during the period were the active sub-advisor small and mid-cap equity sleeve, the quality factor within the V+M+Q (value, momentum, and quality style factors) large cap sleeve, and stock selection within the consumer defensive, health care, and real estate sectors.   The primary contributors during the period were the value and momentum factors within the V+M+Q large cap sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the financial services, information technology, and industrials sectors.

Top Contributors
↑	NVIDIA Corp
↑	Microsoft Corp
↑	Apple Inc
↑	Micron Technology Inc
↑	Amazon.com Inc

Top Detractors
↓	Meta Platforms Inc Class A
↓	Walmart Inc
↓	Tesla Inc
↓	Netflix Inc
↓	Deckers Outdoor Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	20.98	22.21
CRSP US Total Market Total Return Index	20.25	21.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.activepassive.com/apue for more recent performance information.
Net Assets	$ 2,488,956,488
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 6,845,181
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,488,956,488
Number of Holdings	451
Net Advisory Fee	$6,845,181
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	5.2%
Alphabet, Inc.	5.0%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.4%
Mount Vernon Liquid Assets Portfolio, LLC	1.9%
Meta Platforms, Inc.	1.7%
Micron Technology, Inc.	1.5%

Top Sectors	(%) *
Information Technology	35.5%
Financials	11.7%
Consumer Discretionary	9.0%
Communication Services	8.7%
Health Care	8.7%
Industrials	8.7%
Consumer Staples	4.5%
Energy	3.0%
Materials	1.9%
Cash & Other	8.3%
[5]
Updated Prospectus Web Address	http://www.activepassive.com/apue

[1]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.